ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME.
Schedule of accumulated other comprehensive income

RMB
Balance as of January 1 , 2017	146,100
Foreign currency translation adjustments, net of tax of nil	(133,767)
Balance as of December 31, 2017	12,333
Foreign currency translation adjustments, net of tax of nil	111,590
Balance as of December 31, 2018	123,923
Foreign currency translation adjustments, net of tax of nil	39,273
Balance as of December 31, 2019	163,196
Balance as of December 31, 2019 (US$)	23,442